WARRANT LIBILITY (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Aug. 31, 2011	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Sep. 16, 2013 Warrant item	Dec. 31, 2013 Warrant
WARRANT LIBILITIES
Number of shares that can be purchased on exercise of warrants				10,500,000	10,500,000
Number of shares that can be purchased on exercise of warrants as a percentage of shares issued in public offering				35.00%
Number of ordinary shares per ADS		2		6.04
Aggregate American Depository Shares (ADS)				5,250,000
Exercise price (in dollars per share)				$ 3.02	$ 3.02
Number of ways to settlement				3
Decrease in shareholder's equity due to classification of fair value of warrant as liability				$ 12,547,500
Warrant liability recognized	9,345,000		9,345,000	12,547,500
Gain from the change in fair value of the warrant liability	(3,202,500)				(3,202,500)
Assumptions to estimate the fair value of warrants
Stock price (in dollars per share)					$ 3.45
Exercise price (in dollars per share)					$ 6.04
Time to maturity					3 years 8 months 12 days
Risk-free interest rate (as a percent)					1.11%
Expected volatility (as a percent)					85.60%
Warrants not exercised					10,500,000
Warrants issued	$ 12,547,500
Number
Granted (in shares)				10,500,000	10,500,000
Outstanding at the end of the period					10,500,000
Weighted Average Exercise Price
Granted (in dollars per share)				$ 3.02	$ 3.02
Outstanding at the end of the period					$ 3.02
Weighted Average Remaining Contractual Life
Granted					4 years
Outstanding at the end of the period					3 years 8 months 12 days